Pioneer Global High Yield Fund

Schedule of Investments | January 31, 2021

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

Schedule of Investments | 1/31/21 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 100.5%
		COMMON STOCKS - 0.4% of Net Assets
		Energy Equipment & Services - 0.3%
	44,927(a)	FTS International, Inc.	$757,469
		Total Energy Equipment & Services	$757,469
		Household Durables - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV	$2,531
		Total Household Durables	$2,531
		Oil, Gas & Consumable Fuels - 0.1%
	25	Amplify Energy Corp.	$45
	5,735,146+^(a)	Ascent CNR Corp.	172,055
		Total Oil, Gas & Consumable Fuels	$172,100
		Paper & Forest Products - 0.0%†
	459,481	Emerald Plantation Holdings, Ltd.	$18,379
		Total Paper & Forest Products	$18,379
		TOTAL COMMON STOCKS
		(Cost $1,898,390)	$950,479
	Principal Amount USD ($)		Value
		CONVERTIBLE CORPORATE BONDS - 2.4% of Net Assets
		Airlines - 0.7%
	820,000	Air Canada, 4.0%, 7/1/25 (144A)	$1,113,150
	700,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	581,168
		Total Airlines	$1,694,318
		Banks - 0.0%†
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$39,837
		Total Banks	$39,837
		Biotechnology - 0.3%
	631,000	Insmed, Inc., 1.75%, 1/15/25	$762,824
		Total Biotechnology	$762,824
		Computers - 0.2%
	473,000	Pure Storage, Inc., 0.125%, 4/15/23	$533,038
		Total Computers	$533,038
		Healthcare-Products - 0.2%
	425,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25 (144A)	$476,685
		Total Healthcare-Products	$476,685
		Leisure Time - 0.2%
	315,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$382,600
		Total Leisure Time	$382,600
		Media - 0.1%
	347,000	DISH Network Corp., 3.375%, 8/15/26	$319,966
		Total Media	$319,966
		Pharmaceuticals - 0.3%
	455,000	Revance Therapeutics, Inc., 1.75%, 2/15/27 (144A)	$485,591
	523,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	253,526
		Total Pharmaceuticals	$739,117
		REITs - 0.1%
	172,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26	$169,204
		Total REITs	$169,204
		Transportation - 0.3%
	725,000	Golar LNG, Ltd., 2.75%, 2/15/22	$697,484
		Total Transportation	$697,484
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $6,244,428)	$5,815,073
		CORPORATE BONDS - 84.8% of Net Assets
		Advertising - 1.4%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$210,500
	2,082,000(b)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	2,123,640
	325,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	322,563
	720,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	762,300
		Total Advertising	$3,419,003
		Agriculture - 1.1%
	1,535,000	Amaggi Luxembourg International S.a.r.l, 5.25%, 1/28/28 (144A)	$1,558,915
	1,095,000	Kernel Holding SA, 6.5%, 10/17/24 (144A)	1,162,748
		Total Agriculture	$2,721,663
		Airlines - 1.9%
	765,000	Aerovias de Mexico SA de CV, 7.0%, 2/5/25 (144A)	$313,573
	727,000	Delta Air Lines, Inc., 3.75%, 10/28/29	712,881
	220,000	Delta Air Lines, Inc., 7.375%, 1/15/26	252,607
	675,000	Gol Finance SA, 7.0%, 1/31/25 (144A)	595,519
	540,000	Gol Finance SA, 8.0%, 6/30/26 (144A)	529,200
	240,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26 (144A)	248,850
	654,519	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	715,880
EUR	1,300,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,054,403
	225,000	United Airlines Holdings, Inc., 4.875%, 1/15/25	217,716
		Total Airlines	$4,640,629
	Principal Amount USD ($)		Value
		Auto Manufacturers - 2.7%
	600,000	Allison Transmission, Inc., 3.75%, 1/30/31 (144A)	$598,875
	870,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	894,730
	2,545,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,678,612
	375,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	401,250
	240,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	264,153
	1,545,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	1,645,425
		Total Auto Manufacturers	$6,483,045
		Auto Parts & Equipment - 0.9%
	809,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$827,202
	1,243,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,320,688
		Total Auto Parts & Equipment	$2,147,890
		Banks - 3.9%
	700,000	Akbank T.A.S., 5.125%, 3/31/25	$713,418
	420,000	Akbank T.A.S., 6.8%, 2/6/26 (144A)	447,441
ARS	8,000,000(c)	Banco de la Ciudad de Buenos Aires, 38.084% (BADLARPP + 399 bps), 12/5/22	89,168
	1,026,000(d)(e)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	1,089,099
	380,000(d)(e)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	442,700
	643,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	667,113
	1,392,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,454,640
	550,000(d)(e)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	617,375
	562,000(d)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	578,298
	1,122,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	1,144,440
	750,000(d)(e)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	777,000
	1,175,000	Turkiye Vakiflar Bankasi TAO, 6.5%, 1/8/26 (144A)	1,213,775
	9,000(d)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	9,008
		Total Banks	$9,243,475
		Beverages - 0.3%
EUR	550,000	Primo Water Corp., 3.875%, 10/31/28 (144A)	$682,301
		Total Beverages	$682,301
		Building Materials - 1.1%
	535,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$559,075
	450,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	460,971
	575,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)	616,687
	865,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	945,013
		Total Building Materials	$2,581,746
		Chemicals - 2.2%
	537,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$573,919
	205,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26 (144A)	205,769
	625,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	626,631
	275,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	276,375
	880,000	OCI NV, 4.625%, 10/15/25 (144A)	910,646
	1,108,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,141,240
	250,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	268,125
	1,100,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	1,134,375
		Total Chemicals	$5,137,080
		Coal - 0.6%
	1,420,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$1,451,950
		Total Coal	$1,451,950
		Commercial Services - 4.0%
	505,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$540,956
	1,345,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,466,050
	680,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	724,200
	1,666,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	1,828,435
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)	853,203
	335,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	356,356
	915,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,001,742
	1,480,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,576,200
	525,000	Sotheby’s, 7.375%, 10/15/27 (144A)	569,625
EUR	605,000	Verisure Holding AB, 3.25%, 2/15/27 (144A)	737,494
		Total Commercial Services	$9,654,261
		Computers - 0.7%
	784,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$799,680
	110,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	121,687
	455,000	NCR Corp., 5.0%, 10/1/28 (144A)	467,513
	225,000	NCR Corp., 5.25%, 10/1/30 (144A)	235,125
	110,000	NCR Corp., 8.125%, 4/15/25 (144A)	120,450
		Total Computers	$1,744,455
		Diversified Financial Services - 4.7%
	1,018,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$1,079,080
	1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	1,552,648
	400,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	294,000
	1,381,000	Credito Real SAB de CV SOFOM ER, 8.0%, 1/21/28 (144A)	1,423,053
	1,740,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	1,465,967
EUR	300,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	372,368
GBP	510,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	714,065
	1,326,400(f)	Global Aircraft Leasing Co., Ltd., (7.25% PIK 6.5% Cash), 9/15/24 (144A)	1,187,128
	Principal Amount USD ($)		Value
		Diversified Financial Services - (continued)
GBP	785,000	Jerrold Finco PLC, 5.25%, 1/15/27 (144A)	$1,065,930
	680,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	702,100
	1,416,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	1,334,155
		Total Diversified Financial Services	$11,190,494
		Electric - 2.6%
	470,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$474,700
	470,000	Calpine Corp., 5.0%, 2/1/31 (144A)	482,925
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	1,331,700
EUR	560,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	679,964
EUR	280,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	343,440
	465,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	484,181
	390,000	Oryx Funding Ltd., 5.8%, 2/3/31 (144A)	398,775
	1,120,000	Pampa Energia SA, 7.5%, 1/24/27 (144A)	918,400
	970,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	1,045,175
		Total Electric	$6,159,260
		Electrical Components & Equipment - 0.6%
EUR	802,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,014,867
	335,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	376,327
		Total Electrical Components & Equipment	$1,391,194
		Engineering & Construction - 2.0%
	288,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.0%, 2/1/26 (144A)	$293,040
	445,000	IHS Netherlands Holdco BV, 7.125%, 3/18/25 (144A)	465,025
	800,000	IHS Netherlands Holdco BV, 8.0%, 9/18/27 (144A)	857,000
	750,000	KBR, Inc., 4.75%, 9/30/28 (144A)	776,250
	1,845,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	2,043,337
	1,000,709(g)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	395,290
		Total Engineering & Construction	$4,829,942
		Entertainment - 3.5%
	609,000	AMC Entertainment Holdings, Inc., 10.5%, 4/24/26 (144A)	$609,000
	1,716,935(f)	AMC Entertainment Holdings, Inc., 12.0% (12.0% PIK 10.0% Cash) 6/15/26 (144A)	1,261,947
	840,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	921,900
	830,000(f)	Codere Finance 2 Luxembourg SA, 11.625% (7.125% PIK 4.5% Cash), 11/1/23 (144A)	531,200
	1,011,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	1,137,375
EUR	516,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)	608,558
	1,145,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	1,146,008
EUR	712,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)	848,371
	955,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,029,013
	344,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	363,740
		Total Entertainment	$8,457,112
		Environmental Control - 1.3%
	965,000	Covanta Holding Corp., 5.0%, 9/1/30	$1,013,250
	957,000	Covanta Holding Corp., 6.0%, 1/1/27	999,634
	310,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	307,039
	785,000	Tervita Corp., 11.0%, 12/1/25 (144A)	853,688
		Total Environmental Control	$3,173,611
		Food - 2.1%
GBP	490,000	Boparan Finance PLC, 7.625%, 11/30/25 (144A)	$684,926
	875,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	899,063
	1,063,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	1,131,627
EUR	655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)	826,631
	555,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	569,569
	280,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	296,156
	675,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	677,531
		Total Food	$5,085,503
		Forest Products & Paper - 1.4%
	725,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$750,158
	1,690,000	Mercer International, Inc., 5.125%, 2/1/29 (144A)	1,716,922
	809,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	857,847
		Total Forest Products & Paper	$3,324,927
		Healthcare-Products - 0.9%
EUR	1,440,000	Avantor Funding, Inc., 2.625%, 11/1/25 (144A)	$1,782,989
	375,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	401,250
		Total Healthcare-Products	$2,184,239
		Healthcare-Services - 2.7%
	860,000	Auna SAA, 6.5%, 11/20/25 (144A)	$904,720
EUR	420,000	CAB SELAS, 3.375%, 2/1/28 (144A)	509,565
EUR	170,000	Laboratoire Eimer Selarl, 5.0%, 2/1/29 (144A)	206,253
	1,145,000	Lifepoint Health, Inc., 5.375%, 1/15/29 (144A)	1,153,587
	550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	589,875
	1,484,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	1,639,820
	786,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	860,670
	614,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	632,420
		Total Healthcare-Services	$6,496,910
	Principal Amount USD ($)		Value
		Holding Companies-Diversified - 0.9%
	2,110,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,157,475
		Total Holding Companies-Diversified	$2,157,475
		Home Builders - 2.5%
	575,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$607,344
	579,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	597,817
	155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	173,987
	300,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	307,686
	659,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	695,245
	495,000	Empire Communities Corp., 7.0%, 12/15/25 (144A)	522,572
	550,000	M/I Homes, Inc., 4.95%, 2/1/28	579,288
	1,259,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	1,422,317
	630,000	TRI Pointe Homes, Inc., 5.7%, 6/15/28	707,175
	265,000	Williams Scotsman International, Inc., 4.625%, 8/15/28 (144A)	272,950
		Total Home Builders	$5,886,381
		Home Furnishings - 0.7%
EUR	1,235,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,559,200
		Total Home Furnishings	$1,559,200
		Housewares - 0.1%
	160,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$171,600
		Total Housewares	$171,600
		Insurance - 0.4%
GBP	585,000	Galaxy Bidco, Ltd., 6.5%, 7/31/26 (144A)	$841,860
		Total Insurance	$841,860
		Iron & Steel - 2.5%
	1,050,000	Carpenter Technology Corp., 6.375%, 7/15/28	$1,148,081
	1,397,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	1,503,228
	670,000	Commercial Metals Co., 3.875%, 2/15/31	685,912
	223,000	Metinvest BV, 7.75%, 4/23/23 (144A)	236,710
	2,165,000	Metinvest BV, 7.75%, 10/17/29 (144A)	2,327,635
		Total Iron & Steel	$5,901,566
		Leisure Time - 1.4%
	130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$137,475
EUR	170,000	Carnival Corp., 7.625%, 3/1/26 (144A)	216,596
	180,000	Carnival Corp., 10.5%, 2/1/26 (144A)	209,025
	465,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	460,350
EUR	225,000	Pinnacle Bidco Plc, 5.5%, 2/15/25 (144A)	268,646
	175,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	189,438
	407,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	471,357
	817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	790,153
	520,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	520,000
		Total Leisure Time	$3,263,040
		Lodging - 1.2%
	325,000	Genting New York LLC/GENNY Capital, Inc., 3.3%, 2/15/26 (144A)	$327,075
	590,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)	292,050
	550,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	565,084
	1,231,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	1,206,380
	455,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	508,144
		Total Lodging	$2,898,733
		Machinery-Diversified - 1.1%
EUR	1,317,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)	$1,597,850
EUR	790,000	Sofima Holding SpA, 3.75%, 1/15/28 (144A)	962,158
		Total Machinery-Diversified	$2,560,008
		Media - 2.8%
	650,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	$682,383
	749,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	778,260
	1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	1,020,000
	1,187,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	753,745
	597,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	619,387
EUR	575,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)	713,315
GBP	750,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)	1,054,813
EUR	855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	1,033,989
		Total Media	$6,655,892
		Mining - 1.5%
	705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$734,081
	665,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	717,322
	200,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	206,756
	424,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	449,440
	811,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	831,032
	549,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	619,245
		Total Mining	$3,557,876
		Miscellaneous Manufacturer - 0.2%
	426,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$437,715
		Total Miscellaneous Manufacturer	$437,715
		Oil & Gas - 8.3%
	1,475,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$1,508,188
	Principal Amount USD ($)		Value
		Oil & Gas - (continued)
	1,800,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$1,417,500
	905,000	Cenovus Energy, Inc., 6.75%, 11/15/39	1,172,322
	1,265,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	1,208,075
	490,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	497,350
	1,035,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	1,022,063
	901,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	933,616
	645,000	Medco Oak Tree Pte, Ltd., 7.375%, 5/14/26 (144A)	684,506
	590,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	585,575
	588,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	595,997
	1,100,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,135,750
	1,260,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,231,650
	1,255,000	Occidental Petroleum Corp., 4.4%, 4/15/46	1,103,145
	200,000	Occidental Petroleum Corp., 5.5%, 12/1/25	209,000
	1,405,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	815,216
	486,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	468,820
	760,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	828,107
	1,523,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	1,568,690
	1,820,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	991,900
	220,952	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	202,171
	472,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	243,080
	1,800,000	YPF SA, 6.95%, 7/21/27 (144A)	1,107,000
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)	177,385
		Total Oil & Gas	$19,707,106
		Oil & Gas Services - 1.1%
	875,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$918,444
	788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	700,418
	770,000	SESI LLC, 7.75%, 9/15/24	300,300
	715,000	TechnipFMC PLC, 6.5%, 2/1/26 (144A)	746,753
		Total Oil & Gas Services	$2,665,915
		Packaging & Containers - 0.4%
EUR	340,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 2.125%, 8/15/26 (144A)	$413,586
	619,000	Greif, Inc., 6.5%, 3/1/27 (144A)	660,009
		Total Packaging & Containers	$1,073,595
		Pharmaceuticals - 2.5%
	368,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	$311,880
	391,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	446,718
	600,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	642,000
	1,008,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	1,084,175
EUR	1,315,000	Rossini S.a.r.l., 6.75%, 10/30/25 (144A)	1,697,607
EUR	1,345,000	Teva Pharmaceutical Finance Netherlands II BV, 1.625%, 10/15/28	1,466,909
EUR	255,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25	338,745
		Total Pharmaceuticals	$5,988,034
		Pipelines - 4.4%
	1,690,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$1,683,240
	783,000	DCP Midstream Operating LP, 5.6%, 4/1/44	818,235
	1,500,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,477,500
	1,415,000(d)(e)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	1,329,534
	810,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	787,725
	665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	531,584
	460,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	437,000
	327,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	345,394
	1,040,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	1,092,260
	1,130,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	1,156,871
	715,000	NuStar Logistics LP, 6.375%, 10/1/30	788,288
		Total Pipelines	$10,447,631
		Real Estate - 0.2%
	385,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29 (144A)	$393,181
		Total Real Estate	$393,181
		REITs - 1.9%
	735,000	iStar, Inc., 4.25%, 8/1/25	$722,137
	741,000	iStar, Inc., 4.75%, 10/1/24	760,055
	1,155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	1,170,714
	780,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	778,237
	531,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	572,155
	590,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	598,026
		Total REITs	$4,601,324
		Retail - 2.2%
	970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$921,500
	568,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	575,219
	310,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	318,541
	325,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	365,623
	1,343,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	1,439,293
	630,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	630,000
	245,000	Park River Holdings, Inc., 5.625%, 2/1/29 (144A)	243,469
	275,000	Petsmart, Inc., 7.75%, 2/15/29 (144A)	275,000
	Principal Amount USD ($)		Value
		Retail - (continued)
	557,000	Staples, Inc., 7.5%, 4/15/26 (144A)	$568,190
		Total Retail	$5,336,835
		Software - 0.4%
	815,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$849,638
	165,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 2/1/29 (144A)	166,650
		Total Software	$1,016,288
		Sovereign - 0.1%
	313,568(h)	Ecuador Social Bond S.a.r.l, 1/30/35 (144A)	$207,739
		Total Sovereign	$207,739
		Telecommunications - 3.3%
	1,065,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$1,072,987
	280,000	Altice France SA, 5.125%, 1/15/29 (144A)	288,750
	346,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	352,920
	724,079(f)	Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 13.0% (7.0% PIK 6.0% Cash), 12/31/25 (144A)	727,699
	779,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	841,125
	310,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	311,707
	1,090,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	1,140,413
	1,055,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	1,082,915
	985,000	Total Play Telecomunicaciones SAB de CV, 7.5%, 11/12/25 (144A)	973,279
	970,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	982,125
		Total Telecommunications	$7,773,920
		Transportation - 1.9%
	781,997(c)	Golar LNG Partners LP, 8.321% (3 Month USD LIBOR + 810 bps), 11/15/22 (144A)	$770,267
	1,089,000	Hidrovias International Finance S.a.r.l., 5.95%, 1/24/25 (144A)	1,148,906
	1,115,000	Simpar Europe SA, 5.2%, 1/26/31 (144A)	1,118,233
	1,285,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,432,775
		Total Transportation	$4,470,181
		Trucking & Leasing - 0.2%
	435,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$491,855
		Total Trucking & Leasing	$491,855
		TOTAL CORPORATE BONDS
		(Cost $199,812,056)	$202,265,640
		FOREIGN GOVERNMENT BONDS - 4.5% of Net Assets
		Angola - 0.4%
	932,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$929,778
		Total Angola	$929,778
		Argentina - 1.0%
	1,794,500(b)	Argentine Republic Government International Bond, 0.125%, 7/9/35	$613,288
	118,980	Argentine Republic Government International Bond, 1.0%, 7/9/29	49,377
	2,000,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	1,570,000
	209,308	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	185,238
		Total Argentina	$2,417,903
		Bahrain - 0.4%
	780,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$902,120
		Total Bahrain	$902,120
		Ghana - 0.6%
	385,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$388,850
	1,000,000	Ghana Government International Bond, 8.627%, 6/16/49	1,003,700
		Total Ghana	$1,392,550
		Ivory Coast - 0.3%
EUR	495,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$658,176
		Total Ivory Coast	$658,176
		Morocco - 0.4%
	900,000	Morocco Government International Bond, 4.0%, 12/15/50 (144A)	$917,100
		Total Morocco	$917,100
		Oman - 0.2%
	555,000	Oman Government International Bond, 6.25%, 1/25/31 (144A)	$588,318
		Total Oman	$588,318
		Tunisia - 0.4%
EUR	797,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)	$882,274
		Total Tunisia	$882,274
		Ukraine - 0.8%
EUR	855,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$985,151
	875,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	983,281
		Total Ukraine	$1,968,432
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $10,978,487)	$10,656,651
		INSURANCE-LINKED SECURITIES - 0.9% of Net Assets#
		Event Linked Bonds - 0.2%
		Earthquakes - Peru - 0.1%
	175,000(c)	International Bank for Reconstruction & Development, 6.021% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$175,000
	Principal Amount USD ($)		Value
		Multiperil - U.S. - 0.1%
	500,000+(c)	Caelus Re V, 0.553% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$44
	250,000(c)	Caelus Re V, 7.24% (3 Month U.S. Treasury Bill + 724 bps), 6/7/21 (144A)	62,500
	250,000(c)	Tailwind Re 2017-1, 11.136% (3 Month U.S. Treasury Bill + 1,155 bps), 1/8/22 (144A)	253,450
			$315,994
		Total Event Linked Bonds	$490,994
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.3%
		Multiperil - U.S. - 0.0%†
	250,000+(i)	Dingle Re 2019, 2/1/22	$5,131
		Multiperil - Worldwide - 0.2%
	600,000+(a)(i)	Cypress Re 2017, 1/31/22	$60
	462,359+(a)(i)	Dartmouth Re 2018, 1/31/22	97,604
	389,876+(a)(i)	Gloucester Re 2018, 2/28/22	68,618
	12,000+(i)	Limestone Re 2016-1, 8/31/21	600
	12,000+(i)	Limestone Re 2016-1, 8/31/21	600
	277,770+(a)(i)	Oyster Bay Re 2018, 1/31/22	252,104
	400,000+(a)(i)	Resilience Re, 4/6/21	40
	283,700+(a)(i)	Seminole Re 2018, 1/31/22	7,010
	276,582+(a)(i)	Walton Health Re 2018, 6/15/21	86,881
			$513,517
		Windstorm - Florida - 0.1%
	250,000+(a)(i)	Formby Re 2018, 2/28/22	$44,229
	300,000+(a)(i)	Portrush Re 2017, 6/15/21	191,430
			$235,659
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(i)	Oakmont Re 2017, 4/30/21	$7,350
		Total Collateralized Reinsurance	$761,657
		Reinsurance Sidecars - 0.4%
		Multiperil - U.S. - 0.1%
	800,000+(a)(i)	Carnoustie Re 2017, 11/30/21	$105,440
	1,000,0006+(a)(j)	Harambee Re 2018, 12/31/21	18,600
	695,349+(j)	Harambee Re 2019, 12/31/22	6,397
			$130,437
		Multiperil - Worldwide - 0.3%
	3,037+(j)	Alturas Re 2019-2, 3/10/22	$14,103
	490,000+(a)(i)	Bantry Re 2016, 3/31/21	39,494
	300,000+(a)(i)	Bantry Re 2017, 3/31/21	17,532
	250,000+(a)(i)	Bantry Re 2018, 12/31/21	2,850
	250,000+(i)	Bantry Re 2019, 12/31/22	8,491
	1,422,258+(a)(i)	Berwick Re 2018-1, 12/31/21	173,089
	556,791+(a)(i)	Berwick Re 2019-1, 12/31/22	66,537
	250,000+(j)	Blue Lotus Re 2018, 12/31/21	3,600
	12,500+(i)	Eden Re II, 3/22/22 (144A)	8,607
	22,500+(i)	Eden Re II, 3/22/22 (144A)	14,946
	1,600,000+(a)(i)	Gleneagles Re 2016, 11/30/21	49,920
	250,000+(a)(i)	Gleneagles Re 2018, 12/31/21	29,575
	450,000+(a)(j)	Lorenz Re 2018, 7/1/21	5,355
	231,508+(a)(j)	Lorenz Re 2019, 6/30/22	15,256
	600,000+(a)(i)	Merion Re 2018-2, 12/31/21	99,300
	1,000,000+(i)	Pangaea Re 2016-2, 11/30/21	1,783
	300,000+(a)(i)	Pangaea Re 2018-1, 12/31/21	6,316
	300,000+(a)(i)	Pangaea Re 2018-3, 7/1/22	6,223
	245,774+(a)(i)	Pangaea Re 2019-1, 2/1/23	5,121
	220,594+(a)(i)	Pangaea Re 2019-3, 7/1/23	7,935
	500,000+(a)(i)	St. Andrews Re 2017-1, 2/1/22	33,900
	521,395+(a)(i)	St. Andrews Re 2017-4, 6/1/21	51,305
	250,000+(a)(j)	Thopas Re 2018, 12/31/21	–
	250,000+(a)(j)	Thopas Re 2019, 12/31/22	9,875
	600,000+(a)(i)	Versutus Re 2017, 11/30/21	8,340
	300,000+(a)(i)	Versutus Re 2018, 12/31/21	840
	264,763+(i)	Versutus Re 2019-A, 12/31/21	10,643
	35,236+(i)	Versutus Re 2019-B, 12/31/21	1,417
	250,000+(a)(j)	Viribus Re 2018, 12/31/21	–
	106,153+(j)	Viribus Re 2019, 12/31/22	4,352
	253,645+(a)(i)	Woburn Re 2018, 12/31/21	23,370
	244,914+(a)(i)	Woburn Re 2019, 12/31/22	82,465
			$802,540
		Total Reinsurance Sidecars	$932,977
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $3,458,610)	$2,185,628
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.0% of Net Assets*(c)
		Aerospace & Defense - 0.4%
	68,472	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 3.9% (LIBOR + 1450 bps) 12/31/21	$70,269
	715,000	Grupo Aeromexico, SAB de CV, Senior Secured Tranche 1, 9.0% (LIBOR + 450 bps), 12/31/21	728,406
		Total Aerospace & Defense	$798,675
		Automobile - 0.2%
	523,364	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	$532,687
		Total Automobile	$532,687
		Diversified & Conglomerate Service - 0.4%
	1,072,853	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$1,006,471
		Total Diversified & Conglomerate Service	$1,006,471
		Healthcare, Education & Childcare - 0.4%
	616,124	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$564,780
	317,600	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	326,652
		Total Healthcare, Education & Childcare	$891,432
		Hotel, Gaming & Leisure - 0.0%†
	74,600	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, (LIBOR + 900 bps/PRIME + 800 bps) 11.0%, 12/23/25	$75,952
		Total Hotel, Gaming & Leisure	$75,952
		Securities & Trusts - 0.5%
	1,030,100	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$1,048,771
		Total Securities & Trusts	$1,048,771
		Utilities - 0.1%
	313,425	PG&E Corp., Term Loan, 5.5% (PRIME + 350 bps), 6/23/25	$317,016
		Total Utilities	$317,016
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $4,512,078)	$4,671,004
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 5.5% of Net Assets
	13,000,000(h)	U.S. Treasury Bills, 2/23/21	$12,999,642
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $12,999,467)	$12,999,642
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Metals & Mining - 0.0%†
	318,254(k)	ANR, Inc., 3/31/23	$1,496
		Total Metals & Mining	$1,496
		Oil, Gas & Consumable Fuels - 0.0%†
	61(a)(l)	Contura Energy, Inc., 6/26/23	$67
		Total Oil, Gas & Consumable Fuels	$67
		TOTAL RIGHTS/WARRANTS
		(Cost $36,831)	$1,563

Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
297,012^(m)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	$–
297,012^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
3,910,000	Put EUR Call USD	Bank of America NA	USD	60,901	USD	1.11	3/8/21	$4
1,973,500	Put EUR Call USD	Bank of America NA	EUR	32,660	EUR	1.11	6/4/21	752
3,850,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR	24,986	EUR	1.15	5/17/21	5,082
								$5,838
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $118,547)							$5,838
	TOTAL OPTIONS PURCHASED
	(Premiums paid $118,547)							$5,838
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.5%
	(Cost $240,058,894)							$239,551,518

Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.1%)
(3,910,000)	Call EUR Put USD	Bank of America NA	USD	60,901	USD	1.20	3/8/21	$ (63,135)
(1,973,500)	Call EUR Put USD	Bank of America NA	EUR	32,660	EUR	1.17	6/4/21	(95,328)
(3,850,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR	24,986	EUR	1.24	5/17/21	(27,634)
								$(186,097)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(118,547))							$(186,097)

	OTHER ASSETS AND LIABILITIES - (0.4)%							$(899,307)
	NET ASSETS - 100.0%							$238,466,114

BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $183,470,483, or 76.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2021.
(c)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is in default.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	ANR, Inc., 3/31/23 warrants are exercisable into 318,254 shares.
(l)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(o)	Strike price is 1 Mexican Peso (MXN).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 3,037	$ 14,103
Bantry Re 2016	2/6/2019	39,494	39,494
Bantry Re 2017	2/6/2019	17,539	17,532
Bantry Re 2018	2/6/2019	2,845	2,850
Bantry Re 2019	2/1/2019	–	8,491
Berwick Re 2018-1	1/10/2018	270,961	173,089
Berwick Re 2019-1	12/31/2018	66,532	66,537
Blue Lotus Re 2018	12/20/2017	–	3,600
Caelus Re V	5/4/2018	250,000	62,500
Caelus Re V	4/27/2017	500,000	44
Carnoustie Re 2017	1/5/2017	190,205	105,440
Cypress Re 2017	1/24/2017	2,017	60
Dartmouth Re 2018	1/18/2018	187,807	97,604
Dingle Re 2019	3/4/2019	–	5,131
Eden Re II	12/15/2017	747	8,607
Eden Re II	1/23/2018	520	14,946
Formby Re 2018	7/9/2018	37,012	44,229
Gleneagles Re 2016	1/14/2016	–	49,920
Gleneagles Re 2018	12/27/2017	20,068	29,575
Gloucester Re 2018	1/2/2018	63,180	68,618
Harambee Re 2018	12/19/2017	78,048	18,600
Harambee Re 2019	4/24/2019	–	6,397
International Bank for Reconstruction & Development	2/2/2018	175,000	175,000
Limestone Re 2016-1	12/15/2016	990	600
Limestone Re 2016-1	12/15/2016	990	600
Lorenz Re 2018	6/26/2018	103,477	5,355
Lorenz Re 2019	7/10/2019	75,309	15,256

Restricted Securities	Acquisition date	Cost	Value
Merion Re 2018-2	12/28/2017	$ 24,691	$ 99,300
Oakmont Re 2017	5/10/2017	–	7,350
Oyster Bay Re 2018	1/17/2018	247,921	252,104
Pangaea Re 2016-2	5/31/2016	–	1,783
Pangaea Re 2018-1	12/26/2017	42,903	6,316
Pangaea Re 2018-3	5/31/2018	72,258	6,223
Pangaea Re 2019-1	1/9/2019	2,580	5,121
Pangaea Re 2019-3	7/25/2019	6,618	7,935
Portrush Re 2017	6/12/2017	230,096	191,430
Resilience Re	4/13/2017	1,307	40
Seminole Re 2018	1/2/2018	2,466	7,010
St. Andrews Re 2017-1	1/5/2017	33,874	33,900
St. Andrews Re 2017-4	3/31/2017	–	51,305
Tailwind Re 2017-1	12/20/2017	250,000	253,450
Thopas Re 2018	12/12/2017	33,941	–
Thopas Re 2019	12/21/2018	9,473	9,875
Versutus Re 2017	1/5/2017	39,744	8,340
Versutus Re 2018	1/31/2018	3,788	840
Versutus Re 2019-A	1/28/2019	–	10,643
Versutus Re 2019-B	12/24/2018	–	1,417
Viribus Re 2018	12/22/2017	20,388	–
Viribus Re 2019	3/25/2019	–	4,352
Walton Health Re 2018	6/25/2018	182,302	86,881
Woburn Re 2018	3/20/2018	94,515	23,370
Woburn Re 2019	1/30/2019	73,967	82,465
Total Restricted Securities			$2,185,628
% of Net assets			0.9%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	575,361	EUR	(470,000)	Bank of America NA	3/26/21	$4,450
EUR	1,320,000	USD	(1,599,624)	Citibank NA	4/28/21	4,904
USD	1,544,269	EUR	(1,260,000)	Citibank NA	3/26/21	13,740
EUR	8,590,000	USD	(10,478,331)	HSBC Bank USA NA	4/28/21	(36,746)
NOK	20,938,362	EUR	(1,996,283)	HSBC Bank USA NA	4/6/21	16,710
GBP	32,825	USD	(44,181)	State Street Bank & Trust Co.	2/26/21	812
USD	604,371	EUR	(495,000)	State Street Bank & Trust Co.	3/26/21	3,092
USD	1,044,613	GBP	(765,000)	State Street Bank & Trust Co.	2/26/21	(3,968)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$2,994

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,520,000	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/25	$ (12,033)	$ 142,348	$ 130,315
1,909,200	Markit CDX North America High Yield Index Series 26	Receive	5.00%	6/20/21	(18,297)	59,278	40,981
TOTAL SWAP CONTRACTS					$ (30,330)	$ 201,626	$ 171,296

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$45	$–	$172,055	$172,100
Paper & Forest Products	–	18,379	–	18,379
All Other Common Stocks	760,000	–	–	760,000
Convertible Corporate Bonds	–	5,815,073	–	5,815,073
Corporate Bonds	–	202,265,640	–	202,265,640
Foreign Government Bonds	–	10,656,651	–	10,656,651
Insurance-Linked Securities
Event Linked Bonds
Multiperil - U.S.	–	315,950	44	315,994
Collateralized Reinsurance
Multiperil - U.S.	–	–	5,131	5,131
Multiperil - Worldwide	–	–	513,517	513,517
Windstorm - Florida	–	–	235,659	235,659
Windstorm - U.S. Regional	–	–	7,350	7,350
Reinsurance Sidecars
Multiperil - U.S.	–	–	130,437	130,437
Multiperil - Worldwide	–	–	802,540	802,540
All Other Insurance-Linked Security	–	175,000	–	175,000
Senior Secured Floating Rate Loan Interests	–	4,671,004	–	4,671,004
U.S. Government and Agency Obligation	–	12,999,642	–	12,999,642
Rights/Warrants
Metals & Mining	–	1,496	–	1,496
All Other Right/Warrant	67	–	–	67
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	5,838	–	5,838
Total Investments in Securities	$760,112	$236,924,673	$1,866,733	$239,551,518
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(186,097)	$–	$(186,097)
Net unrealized appreciation on forward foreign currency exchange contracts	–	2,994	–	2,994
Swap contracts, at value	–	171,296	–	171,296
Total Other Financial Instruments	$–	$(11,807)	$–	$(11,807)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Convertible Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 10/31/20	$172,055	$38,216	$2,438,370	$2,648,641
Realized gain (loss)	--	--	--	--
Change in unrealized appreciation (depreciation)	--	--	9,730	9,730
Accrued discounts/premiums	--	--	--	--
Purchases	--	--	--	--
Sales	--	--	(753,422)	(753,422)
Transfers in to Level 3*	--	--	--	–
Transfers out of Level 3*	--	(38,216)	--	(38,216)
Balance as of 1/31/21	$172,055	$--	$1,694,678	$1,866,733

*
Transfers are calculated on the beginning of period values. For the three months ended January 31, 2021, securities with an aggregate market value of $38,216 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2021: $6,137.